Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 615,000.00
Previously Paid Amount	0.00
Total Fee Amount	84.93
Total Offset Amount	0.00
Net Fee	84.93
Narrative - Max Aggregate Offering Price	$ 615,000.00
Final Prospectus	true